Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income
19. Accumulated Other Comprehensive Income

	December 31,	December 31,
	2012	2011
	(in thousands)
Currency translation adjustments	$12,103	$7,609
Currency impact on long term funding	(18,931)	(20,913)
Tax on currency impact on long term funding	1,184	1,540
Actuarial loss on defined benefit pension plan (note 9)	(3,371)	(4,060)
Unrealised capital gain/(loss) – investments (note 3)	239	(622)

Total	$(8,776)	$(16,446)